SUPPLEMENT DATED JUNE 22, 2005

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2004 OF SMITH BARNEY MUNI FUNDS

ON BEHALF OF

SMITH BARNEY LIMITED TERM PORTFOLIO

Effective June 20, 2005, the amount of the deferred sales charge on purchases of Class A shares of $500,000 or more will be reduced from 1.00% to 0.50% and the length of the holding period during which the deferred sales charge is applicable will be reduced from one year after original purchase to six months after original purchase. If you initially purchased Class A shares of the fund subject to a deferred sales charge and have held Class A shares of the fund for more than six months as of June 20, 2005, you will not be subject to a deferred sales charge if you redeem those shares. If you have held those shares for less than six months as of June 20, 2005, you will be subject to the reduced deferred sales charge of 0.50% and will not be subject to a deferred sales charge upon holding these shares for more than six months from your original purchase. If you purchase Class A shares of the fund by exchange from another Smith Barney Fund on or after June 20, 2005, your deferred sales charge typically will not be affected by this change.

Also effective June 20, 2005, if you initially purchased Class A shares of the fund subject to a deferred sales charge and exchange those shares for Class A shares of another Smith Barney Fund that has either a higher sales charge or a longer period during which you are subject to a deferred sales charge, you will continue to be subject to the fund’s lower sales charge and shorter sales charge period. If you purchased Class A shares of the fund by exchange from another Smith Barney Fund, your deferred sales charge typically will not be affected by this change.

Under “Investments, Risks and Performance” in the Prospectus:

The information in the footnote to the table under the heading entitled “Fee Table” is revised to indicate that with respect to purchases of Class A shares of $500,000 or more, if you redeem those shares within six months of their original purchase, you will pay a deferred sales charge of 0.50%.

Under “Comparing the Fund’s Classes” in the Prospectus:

The information in the table “Comparing the Fund’s Classes” is revised to indicate that the deferred sales charges on Class A shares of the fund are 0.50% on purchases of $500,000 or more if you redeem within six months of purchase.

Under “Sales Charges” in the Prospectus:

The information in the table under the heading entitled “Class A Shares” is revised to indicate that the Broker/Dealer Commission as a percentage of offering price on purchases less than $500,000 is up to 2.00% and the Broker/Dealer Commission on purchases of $500,000 or more is up to 0.50%, and the information in the footnote to the table is revised to indicate that with respect to purchases of Class A shares of $500,000 or more, Service Agents are entitled to receive a maximum payment of up to 0.50%, in addition to an annual distribution and service fee.

The information after the table under the heading entitled “Class A Shares” is revised to indicate that the deferred sales charges on Class A shares of the fund are 0.50% on purchases of $500,000 or more if you redeem within six months of the original purchase.

Under “Exchanging Shares” in the Prospectus:

The information in the third bullet point under “Exchanging Shares” is revised in its entirety to read as follows:

Exchanges of Class A, Class B, Class C and Class O shares are subject to minimum investment requirements (except for systematic exchanges) and all shares are subject to other requirements of the fund into which exchanges are made.

The information under the heading entitled “Waiver of additional sales charges” is revised in its entirety to read as follows:

You do not pay an initial sales charge or a deferred sales charge at the time of the exchange.

If you purchased shares subject to a deferred sales charge, you may continue to be subject to a deferred sales charge after the exchange, depending on how long you have held the shares. Except as set forth below with respect to Class C shares, your holding period will be measured from the date of your original purchase of shares subject to a deferred sales charge, not the date of exchange.

Some of the Smith Barney Funds impose different deferred sales charges. For exchanges of Class A shares made on and after June 20, 2005, if you initially purchased Class A shares of the fund subject to a deferred sales charge and exchange into a fund with a higher deferred sales charge and/or a longer period during which you are subject to a deferred sales charge, you will not be subject to that higher charge and/or that longer period. In all other cases, if you exchange into a fund with a higher deferred sales charge and/or a longer period during which you are subject to a deferred sales charge, you will be subject to that higher charge and/or that longer period. If you exchange at any time into a fund with a lower deferred sales charge and/or a shorter period during which you are subject to the charge, you will remain subject to the higher sales charge and/or longer period.

If you exchange Class C shares that were not subject to a deferred sales charge when initially purchased for Class C shares of a fund that imposes a deferred sales charge on those shares, you will be subject to that deferred sales charge. Your holding period will be measured from the date of the exchange, not your initial purchase of Class C shares of the fund.

Contact your Service Agent for more information.

Under “Purchase of Shares” in the Statement of Additional Information:

The following is added below the chart:

Class A shares of Limited Term Portfolio are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

	SALES CHARGE AS A % OF		BROKER/DEALER COMMISSION AS A % OF OFFERING PRICE (%)
AMOUNT OF PURCHASE	OFFERING PRICE (%)	NET AMOUNT INVESTED (%)
Less than $500,000	2.00	2.04	up to 2.00
$500,000 or more	-0-	-0-	up to 0.50	*

The information under “Deferred Sales Charge Provisions” is revised to indicate that Class A shares of Limited Term Portfolio that are deferred sales charge shares are subject to a 0.50% deferred sales charge if redeemed within six months of purchase.

Under “Exchange Privilege” in the Statement of Additional Information:

The first paragraph under “Exchange Privilege” is revised in its entirety to read:

Except as noted below, shareholders of certain Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder’s state of residence, on the basis of relative net asset value per share at the time of exchange. All exchanges of Class A, Class B, Class C and Class O shares are subject to minimum investment requirements (except for systematic plan exchanges), and all shares are subject to the other requirements of the fund into which the exchanges are made.

If you purchased shares subject to a deferred sales charge, you may continue to be subject to a deferred sales charge after the exchange, depending on how long you have held the shares. Except as set forth below with respect to Class C shares of Limited Term Portfolio, your holding period will be measured from the date of your original purchase of shares subject to a deferred sales charge, not the date of exchange.

Some of the Smith Barney Funds impose different deferred sales charges. For exchanges of Class A shares of Limited Term Portfolio made on and after June 20, 2005, if you initially purchased Class A shares of the fund subject to a deferred sales charge and exchange into a fund with a higher deferred sales charge and/or a longer period during which you are subject to a deferred sales charge, you will not be subject to that higher charge and/or that longer period. In all other cases, if you exchange into a fund with a higher deferred sales charge and/or a longer period during which you are subject to a deferred sales charge, you will be subject to that higher charge and/or that longer period. If you exchange at any time into a fund with a lower deferred sales charge and/or a shorter period during which you are subject to the charge, you will remain subject to the higher sales charge and/or longer period.

If you exchange Class C shares of Limited Term Portfolio that were not subject to a deferred sales charge when initially purchased for Class C shares of a fund that imposes a deferred sales charge on those shares, you will be subject to that deferred sales charge. Your holding period will be measured from the date of the exchange, not your initial purchase of Class C shares of Limited Term Portfolio.

Please note specific exchange requirements as follows:

Under “Limited Term Portfolio, “ paragraph 4 is added as follows:

4. If you exchange Class C shares of the fund that were not subject to a deferred sales charge when initially purchased for Class C shares of a fund that imposes a deferred sales charge on those shares, you will be subject to that deferred sales charge and your holding period will be measured from the date of the exchange, not your initial purchase of Class C shares of the fund.